Long-term Debt and Capital Lease Obligations	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

7. Long-term Debt and Capital Lease Obligations

As of March 31, 2012 and December 31, 2011, long-term debt and capital lease obligations consisted of the following:

	March 31, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,772,680	$2,795,589
Senior Notes	4,761,382	2,883,009
Euro Notes	267,120	258,780
European Investment Bank Agreements	351,602	345,764
Accounts receivable facility	201,250	534,500
Capital lease obligations	17,204	17,993
Other	318,998	248,951
	8,690,236	7,084,586
Less current maturities	(3,106,968)	(1,589,776)
	$5,583,268	$5,494,810

Amended 2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at March 31, 2012 and December 31, 2011:

	Maximum Amount Available		Balance Outstanding

	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$70,097	$58,970
Term Loan A	1,185,000	1,215,000	1,185,000	1,215,000
Term Loan B	1,517,583	1,521,619	1,517,583	1,521,619
	$3,902,583	$3,936,619	$2,772,680	$2,795,589

In addition, at March 31, 2012 and December 31, 2011, the Company had letters of credit outstanding in the amount of $160,984 and $180,766, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Senior Notes

Senior Notes Issued January 2012

On January 26, 2012, Fresenius Medical Care US Finance II, Inc. (“US Finance II”), a wholly-owned subsidiary of the Company, issued $800,000 aggregate principal amount of senior unsecured notes with a coupon of 5 5/8% (the “5 5/8% Senior Notes”) at par and $700,000 aggregate principal amount of senior unsecured notes with a coupon of 5 7/8% (the “5 7/8% Senior Notes”) at par (together, the “Dollar-denominated Senior Notes”). In addition, FMC Finance VIII S.A. (“Finance VIII”), a wholly-owned subsidiary of the Company, issued €250,000 aggregate principal amount ($328,625 at date of issuance) of senior unsecured notes with a coupon of 5.25% (the “5.25% Euro-denominated Senior Notes”) at par. Both the 5 5/8% Senior Notes and the 5.25% Euro-denominated Senior Notes are due July 31, 2019 while the 5 7/8% Senior Notes are due January 31, 2022. US Finance II and Finance VIII may redeem the Dollar-denominated Senior Notes and 5.25% Euro-denominated Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the Dollar-denominated Senior Notes and the 5.25% Euro-denominated Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used the net proceeds of approximately $1,807,139 for acquisitions, including the acquisition of Liberty Dialysis Holdings, Inc., which closed on February 28, 2012, to refinance indebtedness and for general corporate purposes. The Dollar-denominated Senior Notes and the 5.25% Euro-denominated Senior Notes are guaranteed on a senior basis jointly and severally by the Company, Fresenius Medical Care Holdings, Inc. (“FMCH”) and Fresenius Medical Care Deutschland GmbH (“D-GmbH”) (together, the “Guarantor Subsidiaries”).